Operating Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 1,277
Operating Leases, Future Minimum Payments, Due in Two Years	1,275
Operating Leases, Future Minimum Payments, Due in Three Years	1,095
Operating Leases, Future Minimum Payments, Due in Four Years	929
Operating Leases, Future Minimum Payments, Due in Five Years	763
Operating Leases, Future Minimum Payments, Due Thereafter	4,924
Operating Leases, Future Minimum Payments Due	10,263
Operating Leases, Rent Expense	$ 1,300	$ 1,400	$ 1,300